Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Effective Income Tax Rate Reconciliation, Percent			24.30%	23.70%	33.10%
Change in valuation allowance			(2.10%)	(0.20%)	7.80%
Deferred Income Tax Liabilities, Net	$ 32,282		$ 32,282	$ 24,320
Tax Credit Carryforward, Valuation Allowance	3,700		3,700
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations			(0)	$ 13
Forecast [Member]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		$ 500
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount	1,800		1,800
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount	1,000		1,000
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount	$ 1,700		$ 1,700
Valuation Allowance Against State Tax Credits [Member]
Change in valuation allowance	2.10%